Average Annual Total Returns - PROFUND VP EUROPE 30	None OneYear	None FiveYears	None TenYears	None Inception Date	STOXX Europe 50® Index OneYear		STOXX Europe 50® Index FiveYears		STOXX Europe 50® Index TenYears		ProFunds Europe 30 Index® OneYear		ProFunds Europe 30 Index® FiveYears		ProFunds Europe 30 Index® TenYears
Total	(9.23%)	3.45%	2.23%	Oct. 18, 1999	2.18%	[1]	5.78%	[1]	4.30%	[1]	(8.84%)	[2]	1.74%	[2]	0.37%	[2]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Price return index that does not include dividends.